Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments under Non-Cancelable Operating Leases

As of December 31, 2013, the Group had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2014	10,581
2015	7,322
2016	5,204
2017	2,150
2018 and thereafter	—

25,257